American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2020

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.1%
Focused Dynamic Growth Fund G Class(2)	374,268	13,103,119
NT Disciplined Growth Fund G Class	4,256,128	54,733,803
NT Equity Growth Fund G Class	7,529,544	75,144,851
NT Growth Fund G Class	5,852,875	98,094,178
NT Heritage Fund G Class	5,271,970	58,255,272
NT Large Company Value Fund G Class	17,492,937	171,255,853
NT Mid Cap Value Fund G Class	9,390,166	98,315,040
Small Cap Growth Fund G Class	1,282,247	22,503,426
Small Cap Value Fund G Class	3,556,475	21,374,415
Sustainable Equity Fund G Class	4,601,890	136,307,986
		749,087,943
Domestic Fixed Income Funds — 29.4%
Inflation-Adjusted Bond Fund G Class	7,247,227	86,749,302
NT Diversified Bond Fund G Class	30,057,541	340,852,520
NT High Income Fund G Class	8,744,002	74,061,693
Short Duration Inflation Protection Bond Fund G Class	4,692,443	48,144,469
		549,807,984
International Equity Funds — 14.5%
Non-U.S. Intrinsic Value Fund G Class	2,958,688	21,391,311
NT Emerging Markets Fund G Class	3,106,643	31,408,164
NT Global Real Estate Fund G Class	2,789,452	25,551,382
NT International Growth Fund G Class	9,011,644	91,648,421
NT International Small-Mid Cap Fund G Class	2,560,218	23,630,814
NT International Value Fund G Class	10,444,317	77,601,277
		271,231,369
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	3,859,328	36,702,214
Global Bond Fund G Class	13,045,916	132,155,124
International Bond Fund G Class(2)	2,924,558	37,668,302
		206,525,640
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	91,482,798	91,482,798
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,790,076,245)		1,868,135,734
OTHER ASSETS AND LIABILITIES†		1,218
TOTAL NET ASSETS — 100.0%		$1,868,136,952

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$14,918	$3,498	$1,683	$13,103	374	$177	—
NT Disciplined Growth Fund	$50,013	18,122	14,521	1,120	54,734	4,256	(198)	$3,639
NT Equity Growth Fund	193,344	25,563	103,188	(40,574)	75,145	7,530	21,534	21,408
NT Growth Fund	147,870	22,486	53,406	(18,856)	98,094	5,853	12,871	16,391
NT Heritage Fund	72,366	14,568	16,722	(11,957)	58,255	5,272	690	9,450
NT Large Company Value Fund	214,273	28,022	46,858	(24,181)	171,256	17,493	763	9,308
NT Mid Cap Value Fund	123,684	11,754	23,814	(13,309)	98,315	9,390	373	1,993
Small Cap Growth Fund	—	27,335	3,426	(1,405)	22,504	1,282	(161)	1,196
Small Cap Value Fund	—	28,822	1,894	(5,554)	21,374	3,556	(36)	598
Sustainable Equity Fund	—	173,152	31,764	(5,080)	136,308	4,602	(918)	1,948
Inflation-Adjusted Bond Fund	102,472	6,489	24,835	2,623	86,749	7,247	(204)	2,002
NT Diversified Bond Fund	406,487	60,944	138,770	12,192	340,853	30,058	3,978	8,128
NT High Income Fund	90,967	8,066	15,481	(9,490)	74,062	8,744	(638)	4,061
Short Duration Inflation Protection Bond Fund	50,918	5,982	8,152	(603)	48,145	4,692	(154)	1,217
Non-U.S. Intrinsic Value Fund(4)	28,465	5,913	6,394	(6,593)	21,391	2,959	279	1,557
NT Emerging Markets Fund	42,273	2,115	8,466	(4,514)	31,408	3,107	1,381	1,149
NT Global Real Estate Fund	32,863	3,407	6,582	(4,137)	25,551	2,789	549	1,654
NT International Growth Fund	111,676	7,288	21,413	(5,903)	91,648	9,012	2,263	2,872
NT International Small-Mid Cap Fund	29,156	2,574	6,078	(2,021)	23,631	2,560	74	907
NT International Value Fund	92,669	14,137	17,730	(11,475)	77,601	10,444	(1,909)	4,336
Emerging Markets Debt Fund	46,198	3,226	9,386	(3,335)	36,703	3,859	(66)	1,558
Global Bond Fund	158,586	15,331	37,639	(4,123)	132,155	13,046	440	4,610
International Bond Fund(3)	42,142	4,165	7,695	(944)	37,668	2,925	238	—
U.S. Government Money Market Fund	113,612	8,016	30,145	—	91,483	91,483	—	1,336
NT Core Equity Plus Fund	64,745	2,306	52,607	(14,444)	—	—	11,547	2,306
NT Small Company Fund	51,648	1,508	49,609	(3,547)	—	—	4,262	548
	$2,266,427	$516,209	$740,073	$(174,427)	$1,868,136	252,533	$57,135	$104,172

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.